Submission	Feb. 24, 2026
Submission [Line Items]
Central Index Key	0001866368
Registrant Name	Clearwater Analytics Holdings, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A